Information Concerning Guarantor and Non-Guarantor Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2013
Condensed Consolidated Balance Sheets

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,768,390	$335,585	$—	$2,103,975
Cash and cash equivalents - unrestricted	—	648	—	43,752	—	44,400
Cash and cash equivalents - restricted	—	—	—	14,483	—	14,483
Notes receivable	—	—	—	151,978	—	151,978
Trade receivables, less allowance	—	—	—	74,450	—	74,450
Deferred financing costs	—	22,254	—	—	—	22,254
Prepaid expenses and other assets	—	332	116,262	56,325	(117,574)	55,345
Intercompany receivables, net	222,740	—	706,751	42,983	(972,474)	—
Investments	1,998,489	2,767,163	526,644	429,811	(5,722,107)	—

Total assets	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$340,376	$813,000	$—	$1,287	$—	$1,154,663
Accounts payable and accrued liabilities	(69)	10,710	(500)	255,157	(117,860)	147,438
Deferred income tax liabilities, net	(39)	—	—	38,313	—	38,274
Deferred management rights proceeds	—	—	—	184,884	—	184,884
Dividends payable	25,600	—	—	—	—	25,600
Other liabilities	—	—	71,791	53,941	286	126,018
Intercompany payables, net	725,329	245,438	1,707	—	(972,474)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	507	1	1	2,388	(2,390)	507
Additional paid-in-capital	1,264,208	1,741,704	2,803,623	1,184,033	(5,729,360)	1,264,208
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(127,449)	(20,456)	241,425	(555,605)	9,643	(452,442)
Accumulated other comprehensive loss	—	—	—	(15,031)	—	(15,031)

Total stockholders’ equity	1,130,032	1,721,249	3,045,049	615,785	(5,722,107)	790,008

Total liabilities and stockholders’ equity	$2,221,229	$2,790,397	$3,118,047	$1,149,367	$(6,812,155)	$2,466,885

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS:
Property and equipment, net of accumulated depreciation	$—	$—	$1,798,827	$350,172	$—	$2,148,999
Cash and cash equivalents - unrestricted	—	—	(595)	97,765	—	97,170
Cash and cash equivalents - restricted	—	—	—	6,210	—	6,210
Notes receivable	—	—	—	149,400	—	149,400
Trade receivables, less allowance	—	—	—	55,343	—	55,343
Deferred financing costs	—	11,347	—	—	—	11,347
Prepaid expenses and other assets	—	—	—	64,119	(137)	63,982
Intercompany receivables, net	485,219	—	—	—	(485,219)	—
Investments	1,202,809	2,771,696	1,208,937	450,261	(5,633,703)	—

Total assets	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Debt and capital lease obligations	$485,219	$545,000	$—	$1,644	$—	$1,031,863
Accounts payable and accrued liabilities	—	15,514	(1,535)	204,904	(422)	218,461
Deferred income tax liabilities, net	(386)	(1,448)	99,674	(8,902)	—	88,938
Deferred management rights proceeds	—	—	—	186,346	—	186,346
Other liabilities	—	—	83,477	69,483	285	153,245
Intercompany payables, net	—	485,219	—	—	(485,219)	—
Commitments and contingencies
Stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	526	—	—	2,388	(2,388)	526
Additional paid-in-capital	1,250,975	1,741,704	2,803,618	1,184,041	(5,729,363)	1,250,975
Treasury stock	(7,234)	—	—	—	—	(7,234)
Accumulated deficit	(41,072)	(2,946)	21,935	(442,031)	98,048	(366,066)
Accumulated other comprehensive loss	—	—	—	(24,603)	—	(24,603)

Total stockholders’ equity	1,203,195	1,738,758	2,825,553	719,795	(5,633,703)	853,598

Total liabilities and stockholders’ equity	$1,688,028	$2,783,043	$3,007,169	$1,173,270	$(6,119,059)	$2,532,451

Condensed Consolidating Statement of Operations

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$96,073	$—	$96,073
Food and beverage	—	—	—	99,309	—	99,309
Other hotel revenue	—	—	66,836	31,729	(71,116)	27,449
Opry and Attractions	—	—	—	22,352	—	22,352

Total revenues	—	—	66,836	249,463	(71,116)	245,183
Operating expenses:
Rooms	—	—	—	26,564	—	26,564
Food and beverage	—	—	—	60,406	—	60,406
Other hotel expenses	—	—	10,069	125,980	(67,466)	68,583
Management fees	—	—	—	3,724	—	3,724

Total hotel operating expenses	—	—	10,069	216,674	(67,466)	159,277
Opry and Attractions	—	—	—	14,629	—	14,629
Corporate	—	(181)	2	6,815	—	6,636
Corporate overhead allocation	2,120	—	1,530	—	(3,650)	—
REIT conversion costs	—	—	—	5,420	—	5,420
Casualty loss	—	—	—	17	—	17
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	14,937	14,117	—	29,054

Total operating expenses	2,120	(181)	27,785	257,672	(71,116)	216,280

Operating income (loss)	(2,120)	181	39,051	(8,209)	—	28,903

Interest expense, net of amounts capitalized	(7,537)	(9,875)	—	(12)	—	(17,424)
Interest income	—	—	—	3,052	—	3,052
Other gains and (losses)	—	—	—	53	—	53

Income (loss) before income taxes and discontinued operations	(9,657)	(9,694)	39,051	(5,116)	—	14,584
(Provision) benefit for income taxes	—	(3)	(922)	2,709	—	1,784
Equity in subsidiaries’ earnings, net	26,036	—	—	—	(26,036)	—

Income (loss) from continuing operations	16,379	(9,697)	38,129	(2,407)	(26,036)	16,368
Income from discontinued operations, net of taxes	—	—	—	11	—	11

Net income (loss)	$16,379	$(9,697)	$38,129	$(2,396)	$(26,036)	$16,379

Comprehensive income (loss)	$24,789	$(9,697)	$38,129	$6,014	$(34,446)	$24,789

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Three Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$99,982	$—	$99,982
Food and beverage	—	—	—	101,224	—	101,224
Other hotel revenue	9,294	—	—	31,841	(9,294)	31,841
Opry and Attractions	7	—	—	20,175	—	20,182

Total revenues	9,301	—	—	253,222	(9,294)	253,229
Operating expenses:
Rooms	—	—	—	24,797	—	24,797
Food and beverage	—	—	—	60,644	—	60,644
Other hotel expenses	—	—	—	74,836	—	74,836
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	160,277	—	160,277
Opry and Attractions	—	—	—	14,075	—	14,075
Corporate	5,655	—	—	7,605	—	13,260
Corporate overhead allocation	—	—	—	9,294	(9,294)	—
REIT conversion costs	2,732	—	—	643	—	3,375
Casualty loss	243	—	—	129	—	372
Preopening costs	8	—	—	—	—	8
Depreciation and amortization	758	—	—	29,496	—	30,254

Total operating expenses	9,396	—	—	221,519	(9,294)	221,621

Operating income (loss)	(95)	—	—	31,703	—	31,608
Interest expense, net of amounts capitalized	(14,660)	—	—	(29,748)	29,957	(14,451)
Interest income	25,129	—	—	7,849	(29,957)	3,021
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	10,374	—	—	9,913	—	20,287
Provision for income taxes	(5,688)	—	—	(5,626)	—	(11,314)
Equity in subsidiaries’ earnings, net	4,268	—	—	—	(4,268)	—

Income from continuing operations	8,954	—	—	4,287	(4,268)	8,973
Loss from discontinued operations, net of taxes	—	—	—	(19)	—	(19)

Net income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

Comprehensive income	$8,954	$—	$—	$4,268	$(4,268)	$8,954

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$181,582	$—	$181,582
Food and beverage	—	—	—	197,497	—	197,497
Other hotel revenue	—	—	136,515	62,317	(145,499)	53,333
Opry and Attractions	—	—	—	34,884	—	34,884

Total revenues	—	—	136,515	476,280	(145,499)	467,296
Operating expenses:
Rooms	—	—	—	51,651	—	51,651
Food and beverage	—	—	—	121,654	—	121,654
Other hotel expenses	—	—	22,500	253,425	(137,774)	138,151
Management fees	—	—	—	7,193	—	7,193

Total hotel operating expenses	—	—	22,500	433,923	(137,774)	318,649
Opry and Attractions	—	—	—	25,915	—	25,915
Corporate	—	666	2	12,634	—	13,302
Corporate overhead allocation	2,120	—	5,605	—	(7,725)	—
REIT conversion costs	—	—	—	20,412	—	20,412
Casualty loss	—	—	—	49	—	49
Impairment and other charges (non-REIT conversion costs)	—	—	1,247	—	—	1,247
Depreciation and amortization	—	—	29,887	31,176	—	61,063

Total operating expenses	2,120	666	59,241	524,109	(145,499)	440,637

Operating income (loss)	(2,120)	(666)	77,274	(47,829)	—	26,659
Interest expense, net of amounts capitalized	(15,906)	(14,813)	—	(28)	—	(30,747)
Interest income	—	—	—	6,103	—	6,103
Other gains and (losses)	—	—	—	47	—	47

Income (loss) before income taxes and discontinued operations	(18,026)	(15,479)	77,274	(41,707)	—	2,062
(Provision) benefit for income taxes	(222)	(2,031)	142,217	(71,888)	—	68,076
Equity in subsidiaries’ earnings, net	88,407	—	—	—	(88,407)	—

Income (loss) from continuing operations	70,159	(17,510)	219,491	(113,595)	(88,407)	70,138
Income from discontinued operations, net of taxes	—	—	—	21	—	21

Net income (loss)	$70,159	$(17,510)	$219,491	$(113,574)	$(88,407)	$70,159

Comprehensive income (loss)	$79,731	$(17,510)	$219,491	$(104,002)	$(97,979)	$79,731

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Revenues:
Rooms	$—	$—	$—	$187,516	$—	$187,516
Food and beverage	—	—	—	209,300	—	209,300
Other hotel revenue	12,085	—	—	62,382	(12,188)	62,279
Opry and Attractions	14	—	—	33,035	—	33,049

Total revenues	12,099	—	—	492,233	(12,188)	492,144
Operating expenses:
Rooms	—	—	—	47,765	—	47,765
Food and beverage	—	—	—	122,258	—	122,258
Other hotel expenses	—	—	—	147,833	(103)	147,730
Management fees	—	—	—	—	—	—

Total hotel operating expenses	—	—	—	317,856	(103)	317,753
Opry and Attractions	—	—	—	24,832	—	24,832
Corporate	11,040	—	—	15,226	—	26,266
Corporate overhead allocation	—	—	—	12,085	(12,085)	—
REIT conversion costs	5,380	—	—	1,048	—	6,428
Casualty loss	276	—	—	270	—	546
Preopening costs	22	—	—	317	—	339
Depreciation and amortization	1,526	—	—	61,162	—	62,688

Total operating expenses	18,244	—	—	432,796	(12,188)	438,852

Operating income (loss)	(6,145)	—	—	59,437	—	53,292
Interest expense, net of amounts capitalized	(29,294)	—	—	(59,683)	60,164	(28,813)
Interest income	50,461	—	—	15,878	(60,164)	6,175
Income from unconsolidated companies	—	—	—	109	—	109

Income before income taxes and discontinued operations	15,022	—	—	15,741	—	30,763
Provision for income taxes	(7,639)	—	—	(8,144)	—	(15,783)
Equity in subsidiaries’ earnings, net	7,599	—	—	—	(7,599)	—

Income from continuing operations	14,982	—	—	7,597	(7,599)	14,980
Income from discontinued operations, net of taxes	—	—	—	2	—	2

Net income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Comprehensive income	$14,982	$—	$—	$7,599	$(7,599)	$14,982

Condensed Consolidating Statement of Cash Flows

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2013

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by (used in) continuing operating activities	$272,882	$(251,957)	$1,316	$(31,228)	$—	$(8,987)
Net cash provided by discontinued operating activities	—	—	—	79	—	79

Net cash provided by (used in) operating activities	272,882	(251,957)	1,316	(31,149)	—	(8,908)

Purchases of property and equipment	—	—	(721)	(14,460)	—	(15,181)
Increase in restricted cash and cash equivalents	—	—	—	(8,273)	—	(8,273)
Other investing activities	—	—	—	226	—	226

Net cash used in investing activities — continuing operations	—	—	(721)	(22,507)	—	(23,228)
Net cash used in investing activities — discontinued operations	—	—	—	—	—	—

Net cash used in investing activities	—	—	(721)	(22,507)	—	(23,228)

Net borrowings under credit facility	—	(82,000)	—	—	—	(82,000)
Issuance of senior notes	—	350,000	—	—	—	350,000
Early redemption of senior notes	(152,180)	—	—	—	—	(152,180)
Deferred financing costs paid	—	(15,395)	—	—	—	(15,395)
Repurchase of Company stock for retirement	(100,028)	—	—	—	—	(100,028)
Payment of dividend	(25,823)	—	—	—	—	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	—	—	—	—	5,145
Excess tax benefit from stock-based compensation	4	—	—	—	—	4
Other financing activities, net	—	—	—	(357)	—	(357)

Net cash provided by (used in) financing activities — continuing operations	(272,882)	252,605	—	(357)	—	(20,634)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(272,882)	252,605	—	(357)	—	(20,634)

Net change in cash and cash equivalents	—	648	595	(54,013)	—	(52,770)
Cash and cash equivalents at beginning of year	—	—	(595)	97,765	—	97,170

Cash and cash equivalents at end of year	$—	$648	$—	$43,752	$—	$44,400

RYMAN HOSPITALITY PROPERTIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2012

	Parent			Non-
(in thousands)	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
Net cash provided by continuing operating activities	$32,717	$—	$—	$46,382	$—	$79,099
Net cash provided by discontinued operating activities	—	—	—	51	—	51

Net cash provided by operating activities	32,717	—	—	46,433	—	79,150

Purchases of property and equipment	(6,269)	—	—	(52,519)	—	(58,788)
Collection of notes receivable	—	—	—	2,870	—	2,870
Other investing activities	—	—	—	424	—	424

Net cash used in investing activities — continuing operations	(6,269)	—	—	(49,225)	—	(55,494)
Net cash used in investing activities — discontinued operations	—	—	—		—	—

Net cash used in investing activities	(6,269)	—	—	(49,225)	—	(55,494)

Net repayments under credit facility	(45,000)	—	—	—	—	(45,000)
Proceeds from exercise of stock option and purchase plans	6,833	—	—	—	—	6,833
Other financing activities, net	—	—	—	(373)	—	(373)

Net cash used in financing activities — continuing operations	(38,167)	—	—	(373)	—	(38,540)
Net cash used in financing activities — discontinued operations	—	—	—	—	—	—

Net cash used in financing activities	(38,167)	—	—	(373)	—	(38,540)

Net change in cash and cash equivalents	(11,719)	—	—	(3,165)	—	(14,884)
Cash and cash equivalents at beginning of year	37,562	—	—	6,826	—	44,388

Cash and cash equivalents at end of year	$25,843	$—	$—	$3,661	$—	$29,504